Segment reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer, Including Assessed Tax	$ 99,213,379	$ 39,289,951	$ 28,363,963
Shiitake [Member]
Revenue from Contract with Customer, Including Assessed Tax	19,859,533	20,494,362	15,098,877
Mu Er [Member]
Revenue from Contract with Customer, Including Assessed Tax	19,123,152	16,524,723	12,082,365
Cotton [Member]
Revenue from Contract with Customer, Including Assessed Tax	47,950,345	0	0
Corn [Member]
Revenue from Contract with Customer, Including Assessed Tax	10,778,197	1,796,006	0
Other products [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 1,502,152	$ 474,860	$ 1,182,721